Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Income Statement [Abstract]
Revenues
Operating expenses
Sales and marketing expenses		(716,264)		(1,771,614)		(2,051,550)
General and administrative expenses		(1,838,740)		(1,657,879)		(1,315,509)
Research and development expenses		(832,565)		(1,459,828)		(929,916)
Total operating expenses		(3,387,569)		(4,889,321)		(4,296,975)
Loss from operations		(3,387,569)		(4,889,321)		(4,296,975)
Other income (expense)
Other income, net		24,644				33,678
Interest income		82,268		12,743		66
Interest expense		(95,753)		(22,428)
Total other income (expense), net		11,159		(9,685)		33,744
Loss before income taxes		(3,376,410)		(4,899,006)		(4,263,231)
Income tax expense
Net loss		(3,376,410)		(4,899,006)		(4,263,231)
Other comprehensive (loss) income
Foreign currency translation adjustment		(23,847)		1,111		18,750
Comprehensive loss		$ (3,400,257)		$ (4,897,895)		$ (4,244,481)
Weighted average number of ordinary shares outstanding*
Weighted average number of ordinary shares outstanding Basic		6,080,847	[1]	4,500,000	[2]	4,500,000	[2]
Weighted average number of ordinary shares outstanding Diluted		6,080,847	[1]	4,500,000	[2]	4,500,000	[2]
Loss per share*
Loss per share Basic	[2]	$ (0.54)		$ (1.09)		$ (0.95)
Loss per share Diluted	[2]	$ (0.54)		$ (1.09)		$ (0.95)

[1]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[2]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.